Hod Maden and Other Investments in Associates - Summarized Financial Information in Associate 100% Basis and Adjustments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Administration expenses	[1]	$ (8,335)	$ (8,274)
Hod Maden Associate [member]
Disclosure of associates [line items]
Administration expenses		(1,387)	(1,183)
Other (expense) income		187	(197)
Total net loss		(1,200)	(1,380)
Company's share of net loss of associate		$ (360)	$ (414)

[1]	Equity settled stock-based compensation a (non-cash item) is included in administration expenses and project evaluation $5,652 $5,180